UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               --------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Chesapeake Partners Management Co., Inc.
Address:          2800 Quarry Lake Drive
                  Suite 300
                  Baltimore, Maryland 21209


Form 13F File Number: 28-4120
                      ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark D. Lerner
Title:            Vice President
Phone:            410-602-0195

Signature, Place and Date of Signing:


       /s/ Mark D. Lerner                 Baltimore, Maryland      May 15, 2008
------------------------------------      -------------------      ------------
         [Signature]                         [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                                     ---------------------------

Form 13F Information Table Entry Total:                          94
                                                     ---------------------------

Form 13F Information Table Value Total:                      $1,794,182
                                                     ---------------------------
                                                           (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

                                              CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                              FORM 13F
                                                    QUARTER ENDED MARCH 31, 2008

                               CLASS                         VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE            CUSIP     (X$1,000) PRN AMT PRN CALL DISCRETION  MANAGERS   SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                      COM              885535104   17,857 7,798,023  SH        SOLE            7,798,023
ACTIVISION INC NEW             COM NEW          004930202   35,368 1,295,040  SH        SOLE            1,295,040
AFFILIATED COMPUTER SERVICES   CL A             008190100   38,462   767,553  SH        SOLE              767,553
ALCOA INC                      COM              013817101    6,296   174,600  SH        SOLE              174,600
ALFA CORP                      COM              015385107    6,727   306,064  SH        SOLE              306,064
ALLIANCE DATA SYSTEMS CORP     COM              018581108   23,807   501,100  SH        SOLE              501,100
ALTRIA GROUP INC               COM              02209S103    1,887    85,000  SH        SOLE               85,000
AMERICAN EXPRESS CO            COM              025816109   10,354   236,831  SH        SOLE              236,831
AMERISTAR CASINOS INC          COM              03070Q101    4,899   268,429  SH        SOLE              268,429
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH   03938L104   91,394 1,117,284  SH        SOLE            1,117,284
BANK OF AMERICA CORPORATION    COM              060505104    6,634   175,000  SH        SOLE              175,000
BARCLAYS PLC                   ADR              06738E204   19,910   550,000  SH        SOLE              550,000
BCE INC                        COM NEW          05534B760   64,067 1,899,400  SH        SOLE            1,899,400
BEA SYS INC                    COM              073325102   43,566 2,275,000  SH        SOLE            2,275,000
BIOGEN IDEC INC                COM              09062X103   52,586   852,417  SH        SOLE              852,417
BRIGHT HORIZONS FAMILY SOLUTI  COM              109195107    7,106   165,100  SH        SOLE              165,100
BRINKS CO                      COM              109696104   99,728 1,484,490  SH        SOLE            1,484,490
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109   10,795   503,751  SH        SOLE              503,751
CHOICEPOINT INC                COM              170388102    1,785    37,500  SH        SOLE               37,500
CISCO SYS INC                  COM              17275R102   48,180 2,000,000  SH CALL   SOLE            2,000,000
CITIGROUP, INC                 COM              172967101   18,421   860,000  SH        SOLE              860,000
CITIGROUP, INC                 COM              172967101   10,710   500,000  SH CALL   SOLE              500,000
CLEAR CHANNEL COMMUNICATIONS   COM              184502102   67,241 2,301,207  SH        SOLE            2,301,207
CLEAR CHANNEL COMMUNICATIONS   COM              184502102   14,610   500,000  SH CALL   SOLE              500,000
CLEARWIRE CORP                 CL A             185385309   20,720 1,399,035  SH        SOLE            1,399,035
COMMERCE GROUP INC MASS        COM              200641108   28,954   802,950  SH        SOLE              802,950
CORPORATE EXPRESS NV           SPON ADR         21989G105   14,671 1,255,000  SH        SOLE            1,255,000
CYPRESS SEMICONDUCTOR CORP     COM              232806109    4,132   175,000  SH        SOLE              175,000
DG FASTCHANNEL INC             COM              23326R109    1,635    85,232  SH        SOLE               85,232
DIEBOLD INC                    COM              253651103   18,775   500,000  SH        SOLE              500,000
DIGIMARC CORP                  COM              253807101    1,288   128,906  SH        SOLE              128,906
DIME BANCORP INC NEW           *W EXP 99/99/999 25429Q110      565 1,615,000  SH        SOLE            1,615,000
ELIXIR GAMING TECHNOLOGIES     COM              28661G105    5,084 2,620,400  SH        SOLE            2,620,400
EMMIS COMMUNICATIONS CORP      CL A             291525103    7,820 2,247,065  SH        SOLE            2,247,065
ENLIVEN MARKETING TECH CORP    COM              293361101    5,719 7,834,536  SH        SOLE            7,834,536
ESMARK INC                     COM              296475106    1,489   131,740  SH        SOLE              131,740
GENTEK INC                     COM NEW          37245X203   30,316 1,007,839  SH        SOLE            1,007,839
GOLDMAN SACHS GROUP INC        COM              38141G104   33,219   200,854  SH        SOLE              200,854
GOOGLE INC                     CL A             38259P508   17,619    40,000  SH        SOLE               40,000
GRANT PRIDECO INC              COM              38821G101      371     7,544  SH        SOLE                7,544
HLTH CORPORATION               COM              40422Y101   10,606 1,111,705  SH        SOLE            1,111,705
HOLOGIC INC                    COM              436440101   22,369   402,315  SH        SOLE              402,315
HSBC HLDGS PLC                 SPON ADR NEW     404280406    6,584    80,000  SH        SOLE               80,000
IAC INTERACTIVECORP            COM NEW          44919P300    1,038    50,000  SH        SOLE               50,000
ISHARES TR                     RUSSELL 2000     464287655   13,658   200,000  SH CALL   SOLE              200,000
JACK IN THE BOX INC            COM              466367109    3,617   134,600  SH        SOLE              134,600
JOANN STORES INC               COM              47758P307   18,078 1,227,268  SH        SOLE            1,227,268
JP MORGAN CHASE & CO           COM              46625H100   26,096   607,600  SH        SOLE              607,600
JP MORGAN CHASE & CO           COM              46625H100   21,475   500,000  SH CALL   SOLE              500,000
L-1 IDENTITY SOLUTIONS INC     COM              50212A106   18,730 1,408,264  SH        SOLE            1,408,264
LEGG MASON INC                 COM              524901105   11,196   200,000  SH        SOLE              200,000
LEHMAN BROS HOLDGS INC         COM              524908100    3,764   100,000  SH        SOLE              100,000
LIGAND PHARMACEUTICALS         CL B             53220K207    8,674 2,168,500  SH        SOLE            2,168,500
MBIA INC                       COM              55262C100    7,943   650,000  SH        SOLE              650,000
MGM MIRAGE                     COM              552953101   11,836   201,391  SH        SOLE              201,391
MTR GAMING GROUP INC           COM              553769100    9,137 1,305,284  SH        SOLE            1,305,284
NATIONAL CITY CORP             COM              635405103    5,731   576,000  SH        SOLE              576,000
NATIONWIDE FINL SVCS INC       CL A             638612101    2,465    52,129  SH        SOLE               52,129
NAVTEQ CORP                    COM              63936L100   60,770   893,673  SH        SOLE              893,673
NII HLDGS INC                  CL B NEW         62913F201    7,150   225,000  SH        SOLE              225,000
NYMEX HOLDINGS INC             COM              62948N104   16,917   186,656  SH        SOLE              186,656
OCWEN FINL CORP                COM NEW          675746309    4,749 1,069,654  SH        SOLE            1,069,654
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107    8,572   198,600  SH        SOLE              198,600
PENN NATL GAMING INC           COM              707569109   11,134   254,600  SH        SOLE              254,600
PENN NATL GAMING INC           COM              707569109      743    17,000  SH PUT    SOLE               17,000
PERFORMANCE FOOD GROUP CO      COM              713755106    1,830    55,988  SH        SOLE               55,988
RADIAN GROUP INC               COM              750236101    2,539   386,487  SH        SOLE              386,487
RIVIERA HLDGS CORP             COM              769627100    7,531   365,412  SH        SOLE              365,412
RURAL CELLULAR CORP            CL A             781904107    3,947    89,231  SH        SOLE               89,231
SAKS INC                       COM              79377W108   10,465   839,200  SH        SOLE              839,200
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605   25,471 1,025,000  SH        SOLE            1,025,000
SIRIUS SATELLITE RADIO INC     COM              82966U103    1,144   400,000  SH        SOLE              400,000
SLM CORP                       COM              78442P106   36,452 2,374,727  SH        SOLE            2,374,727
SOURCEFIRE INC                 COM              83616T108    6,587 1,105,229  SH        SOLE            1,105,229
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888   17,598   808,000  SH        SOLE              808,000
STEINWAY MUSICAL INSTR INC     COM              858495104    5,450   191,100  SH        SOLE              191,100
SUNPOWER CORP                  COM CL A         867652109   49,677   666,713  SH        SOLE              666,713
SUNRISE SENIOR LIVING INC      COM              86768K106   24,185 1,085,499  SH        SOLE            1,085,499
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109   51,969 2,036,411  SH        SOLE            2,036,411
TEMPUR PEDIC INTL INC          COM              88023U101      926    84,187  SH        SOLE               84,187
TESORO CORP                    COM              881609101   20,396   679,869  SH        SOLE              679,869
TEXAS INDS INC                 COM              882491103    2,397    39,874  SH        SOLE               39,874
THERAVANCE INC                 COM              88338T104   45,372 4,308,842  SH        SOLE            4,308,842
TRANE INC                      COM              892893108   28,981   631,399  SH        SOLE              631,399
UAP HLDG CORP                  COM              903441103   23,870   622,597  SH        SOLE              622,597
U S G CORP                     COM NEW          903293405   65,236 1,771,767  SH        SOLE            1,771,767
U S G CORP                     COM NEW          903293405    8,874   241,000  SH PUT    SOLE              241,000
VIRGIN MEDIA INC               COM              92769L101   37,078 2,635,262  SH        SOLE            2,635,262
VULCAN MATLS CO                COM              929160109    3,907    58,835  SH        SOLE               58,835
WASTE INDUSTRIES USA INC       COM              941057101    3,184    88,077  SH        SOLE               88,077
WYNDHAM WORLDWIDE CORP         COM              98310W108   11,664   564,035  SH        SOLE              564,035
XM SATELLITE RADIO HLDGS INC   CL A             983759101    1,217   104,700  SH        SOLE              104,700
YAHOO INC                      COM              984332106   80,396 2,779,000  SH        SOLE            2,779,000
YAMANA GOLD INC                COM              98462Y100    8,040   549,946  SH        SOLE              549,946